Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Loss per Share [Abstract]
Net loss	$ 0	$ (7,914)
Less: Dividends to non-vested participating securities	0	(77)
Net loss attributable to common shareholders, basic	0	(7,991)
Net loss attributable to common shareholders, diluted	$ 0	$ (7,991)
Weighted average common shares outstanding, basic (in shares)	500	8,030,666
Weighted average common shares outstanding, diluted (in shares)	500	8,030,666
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ 0	$ (0.99)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ 0	$ (0.99)